Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Goodwill [Line Items]
Goodwill
4. Goodwill
The changes in carrying value of goodwill are detailed by segment below:

(in thousands)	ESS	PCS	Total
Balance as of January 1, 2026	$187,788	$119,226	$307,014
Acquisition and purchase accounting adjustments(a)	770	—	770
Currency translation differences	170	—	170

Balance as of June 30, 2026	$188,728	$119,226	$307,954

(a).	ESS segment includes purchase price adjustment of $0.8 million, related to working capital measurement period adjustments for Deep Blue acquisition. See Note 2—“Business Combinations” for more information.

HMH Holding BV And Subsidiaries [Member]
Goodwill [Line Items]
Goodwill
5. Goodwill
The changes in carrying value of goodwill are detailed by segment below:

	ESS	PCS	Total
Balance as of January 1, 2024	$184,619	$103,229	$287,848
Acquisition and other(1)	—	14,125	14,125
Currency translation differences	(1,034)	—	(1,034)

Balance as of December 31, 2024	$183,585	$117,354	$300,939

Acquisition and purchase accounting adjustments(1)	3,584	1,872	5,456
Currency translation differences	619	—	619

Balance as of December 31, 2025	$187,788	$119,226	$307,014

(1)	Goodwill associated with the 2024 Drillform acquisition was assigned to PCS segment and the 2025 Deep Blue acquisition was assigned to ESS segment. The PCS segment in 2025 includes purchase price adjustment of $1.9 million, net of deferred tax assets, related to remeasurement of warranty liabilities for the Drillform acquisition. See Note 2—“Business combinations” for more information.